Average Annual Total Returns - Class K - BlackRock Dynamic High Income Portfolio - Class K Shares	Nov. 27, 2020
Average Annual Return:
1 Year	19.92%
5 Years	6.45%
Since Inception	6.30%
Inception Date	Nov. 03, 2014
After Taxes on Distributions
Average Annual Return:
1 Year	17.44%
5 Years	3.76%
Since Inception	3.63%
Inception Date	Nov. 03, 2014
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.85%
5 Years	3.75%
Since Inception	3.64%
Inception Date	Nov. 03, 2014